Accounts Receivable and Others (Details) - Schedule of Trade Accounts Receivable - BRL (R$) R$ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Accounts Receivable and Others (Details) - Schedule of Trade Accounts Receivable [Line Items]
Current trade receivables gross	R$ 389,571	R$ 369,380
Allowance for expected credit losses	(3,613)	(1,778)
Total current	385,958	367,602
Total noncurrent	442,867	373,954
Sale of sugarcane [Member]
Accounts Receivable and Others (Details) - Schedule of Trade Accounts Receivable [Line Items]
Current trade receivables gross	35,732	43,297
Sale of grains and cottons [Member]
Accounts Receivable and Others (Details) - Schedule of Trade Accounts Receivable [Line Items]
Current trade receivables gross	74,220	127,875
Sale of beef cattle [Member]
Accounts Receivable and Others (Details) - Schedule of Trade Accounts Receivable [Line Items]
Current trade receivables gross	1,761	491
Leases of land [Member]
Accounts Receivable and Others (Details) - Schedule of Trade Accounts Receivable [Line Items]
Current trade receivables gross	8,832	11,969
Sale of machinery [Member]
Accounts Receivable and Others (Details) - Schedule of Trade Accounts Receivable [Line Items]
Current trade receivables gross	2,425	2,406
Sale of farms [Member]
Accounts Receivable and Others (Details) - Schedule of Trade Accounts Receivable [Line Items]
Current trade receivables gross	266,601	183,342
Total noncurrent	R$ 442,867	R$ 373,954